Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Summary of activity of Series D and Series E Redeemable Preferred stock

	Series D Preferred	Series E Preferred	Total
Balance at December 31, 2011	3,641	0	3,641
Series D Preferred converted to common stock	(800)	0	(800)
Issuance of Series E Preferred stock	0	9,141	9,141

Balance at September 30, 2012	2,841	9,141	11,982

Sold to accredited investors Series E Convertible Preferred Stock in private placement

Date of financing	# of shares of Series E Preferred	Net Proceeds	Warrant Exercise Price	# of Warrants Issued
May 14, 2012	3,353	$2,843	$0.30	14,753,200
May 24, 2012	2,364	2,042	0.30	10,401,600
May 30, 2012	945	822	0.30	4,158,000
June 7, 2012	1,192	1,037	0.30	5,244,800
June 28, 2012	507	441	0.30	2,230,800
July 16, 2012	780	679	0.30	3,432,000

	9,141	$7,864		40,220,400

Fair market value of derivative liability computed on Black-Scholes option-pricing model on weighted average assumptions

	September 30, 2012	December 31, 2011
Expected life (years)	0.01 years	1.1 years
Interest rate	0.2%	0.1%
Dividend yield	0	0
Volatility	69%	61%

	December 31, 2011	December 31, 2010
Expected life (years)	1.1 years	1.6 years
Interest rate	0.1%	1.6%
Dividend yield	—	—
Volatility	61%	63%